Shareholders' equity - Other comprehensive income (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Shareholders' equity
Actuarial gains and losses	$ 449		$ (356)	$ 449		$ (223)
Change in fair value of investments in equity instruments	56	$ 12	90	68		(74)
Tax effect	(142)	(12)	101	(154)		86
Currency translation adjustment generated by the parent company	1,239	(4,173)	1,780	(2,934)		(196)
Items not potentially reclassifiable to profit and loss	1,602	(4,173)	1,615	(2,571)		(407)
Currency translation adjustment	(746)	2,523	(919)	1,777		(940)
Unrealized gain/(loss) of the period				1,898		(907)
Less gain/(loss) included in net income				121		33
Cash flow hedge	(424)	504	231	80		(1,293)
Unrealized gain/(loss) of the period				(56)		(1,317)
Less gain/(loss) included in net income				(136)		(24)
Variation of foreign currency basis spread	(4)		14	(4)		70
unrealized gain/(loss) of the period				(29)		42
less gain/(loss) included in net income				(25)		(28)
Share of other comprehensive income of equity affiliates, net amount	(18)	469	296	451		(927)
Unrealized gain/(loss) of the period				449		(936)
Less gain/(loss) included in net income				(2)		(9)
Other	(1)	1				3
Tax effect	100	(157)	(78)	(57)		367
Sub-total items potentially reclassifiable to profit and loss	(1,093)	3,340	(456)	2,247		(2,720)
Total other comprehensive income, net amount	$ 509	$ (833)	$ 1,159	$ (324)	$ 4,357	$ (3,127)